Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2016	$ 30,273	$ (16,411)			$ 13,862
Balance, shares at Dec. 31, 2016
Balance at Dec. 31, 2016	$ 30,273	(16,411)			13,862
Balance, shares at Dec. 31, 2016
Loss for the year from continuing operations				(2,500)	(2,500)
Loss for the year from discontinuing operations				(30,329)	(30,329)
Capital contribution from change in Control Transaction - net liabilities		116,467			116,467
Recapitalization		(32,829)		32,829
Foreign currency translation gain/loss
Income (loss) for the year					(32,829)
Balance at Dec. 31, 2017	$ 30,273	67,227			97,500
Balance, shares at Dec. 31, 2017
Balance at Dec. 31, 2017	$ 30,273	67,227			97,500
Balance, shares at Dec. 31, 2017
Loss for the year from continuing operations				(279,281)	(279,281)
Loss for the year from discontinuing operations
Recapitalization		(68,367)		68,367
Foreign currency translation gain/loss			3,345		3,345
Income (loss) for the year				(279,281)	(279,281)
Balance at Dec. 31, 2018	$ 30,273	(1,140)	3,345	(210,914)	(178,436)
Balance, shares at Dec. 31, 2018
Foreign currency translation gain/loss			(2,013)		(2,013)
Income (loss) for the year				36,002	36,002
Balance at Jun. 30, 2019	$ 30,273	(1,140)	1,332	(174,912)	(144,447)
Balance, shares at Jun. 30, 2019
Balance at Dec. 31, 2018	$ 30,273	(1,140)	3,345	(210,914)	(178,436)
Balance, shares at Dec. 31, 2018
Foreign currency translation gain/loss			(3,256)		(3,256)
Income (loss) for the year				373,939	373,939
Balance at Dec. 31, 2019	$ 30,273	(1,140)	89	163,025	192,247
Balance, shares at Dec. 31, 2019
Foreign currency translation gain/loss			(5,347)		(5,347)
Income (loss) for the year				(413,421)	(413,421)
Balance at Jun. 30, 2020	$ 30,273	$ (1,140)	$ (5,258)	$ (250,396)	$ (226,521)
Balance, shares at Jun. 30, 2020